Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 546,527	$ 696,089	$ 226,045
Working capital	541,000	689,000
Long-term investments-equity investments held	246,026	255,535	$ 59,941
Increased/decreased in other comprehensive income on assumption	25,000	$ 25,000
letter of credit [Member]
Disclosure of detailed information about financial instruments [line items]
Letter of guarantee supporting accounts receivable balance from the sale of cobalt	$ 3,000
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average effective interest rate paid on its outstanding borrowings, percentage	0.00%	0.00%
Change in interest rate, percentage	1.00%
Weighted average effective interest rate earned percentage	4.80%	1.90%
Impact of percentage changes in the rate of interest on interest income value	$ 7,000	$ 3,000
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Long-term investments-equity investments held	246,026	255,535
Financial assets at fair value through other comprehensive income, category [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Long-term investments-equity investments held	$ 247,000	$ 256,000